UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 6629

Western Asset Managed Municipals Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2009

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET

MANAGED MUNICIPALS FUND INC.

FORM N-Q

FEBRUARY 28, 2009

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited)	February 28, 2009

Face Amount	Security	Value
MUNICIPAL BONDS — 96.7%
Arizona — 3.2%
$3,705,000	Greater Arizona Development Authority, Development Authority Infrastructure Revenue, Pinal County Road Project, MBIA, 5.000% due 8/1/19	$3,999,547
	Phoenix, AZ:
3,000,000	Civic Improvement Corp. Airport Revenue, Senior Lien, FGIC, 5.250% due 7/1/22 (a)	2,896,620
1,000,000	GO, 5.000% due 7/1/27 (b)	1,053,720
	Salt Verde, AZ Financial Corp.:
	Gas Revenue:
10,000,000	5.000% due 12/1/32	6,567,200
10,040,000	5.000% due 12/1/37	6,380,420
2,000,000	Senior Gas Revenue, 5.250% due 12/1/28	1,421,280
	Total Arizona	22,318,787
California — 9.4%
1,170,000	California EFA Revenue, 5.625% due 7/1/23	859,939
	California Housing Finance Agency Revenue, Home Mortgage:
3,100,000	4.700% due 8/1/24 (a)	2,635,651
10,000,000	4.800% due 8/1/37 (a)	7,676,900
5,000,000	California State Department of Veterans Affairs, Home Purchase Revenue, AMBAC, 5.350% due 12/1/27	5,033,450
	California Statewide CDA Revenue:
5,885,000	Methodist Hospital Project, FHA, 6.625% due 8/1/29	6,060,667
3,000,000	St. Joseph Health System, FGIC, 5.750% due 7/1/47	2,885,730
7,375,000	Garden Grove, CA, Agency for Community Development, Tax Allocation, Refunding, AMBAC, 5.000% due 10/1/29	5,317,154
6,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 6.750% due 6/1/39 (b)	7,072,860
6,000,000	Long Beach, CA, Bond Finance Authority, Natural Gas Purpose Revenue, 5.500% due 11/15/28	4,365,720
7,250,000	Los Angeles, CA, Convention & Exhibition Center Authority Lease Revenue, 5.125% due 8/15/22	7,652,520
3,340,000	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, MBIA, 5.125% due 9/1/30	2,741,572
1,145,000	Sacramento County, CA, COP, Unrefunded Balance, Public Facilities Project, MBIA, 5.375% due 2/1/19	1,143,454
5,000,000	San Diego, CA, USD GO, FSA, 5.000% due 7/1/28	5,466,300
3,000,000	San Mateo County Community College District, COP, MBIA, 5.000% due 10/1/25 (b)	3,445,200
2,500,000	Santa Clara, CA, RDA, Tax Allocation, Bayshore North Project, MBIA, 5.000% due 6/1/23	2,158,075
	Total California	64,515,192
Colorado — 7.8%
	Denver, CO, City & County Airport Revenue:
10,945,000	6.125% due 11/15/25 (a)(c)	12,683,285
13,630,000	Unrefunded Balance, 6.125% due 11/15/25 (a)	13,629,182
1,700,000	El Paso County, CO, COP, Detention Facility Project, AMBAC, 5.000% due 12/1/23	1,716,031
	Garfield County, CO, GO, School District No. 2, FSA, State Aid Withholding:
2,300,000	5.000% due 12/1/23	2,361,341
1,000,000	5.000% due 12/1/25	1,017,660
17,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.500% due 11/15/38	13,809,950

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount	Security	Value
Colorado — 7.8% (continued)
$7,320,000	University of Colorado, COP, Master Lease Purchase Agreement, AMBAC, 5.000% due 6/1/28 (b)	$8,176,952
	Total Colorado	53,394,401
Connecticut — 0.1%
970,000	Connecticut State, HEFA Revenue, Child Care Facilities Project, AMBAC, 5.625% due 7/1/29	941,919
Delaware — 1.5%
10,000,000	Delaware State, EDA Revenue, PCR, Refunding, Delmarva Project, AMBAC, 5.200% due 2/1/19	10,199,300
District of Columbia — 2.8%
20,000,000	District of Columbia, Hospital Revenue, Childrens Hospital Obligation, FSA, 5.450% due 7/15/35	18,981,400
Florida — 5.9%
5,000,000	Florida State Board of Education, Capital Outlay, GO, Public Education, Refunding, FSA, 5.000% due 6/1/24	5,087,850
1,465,000	Florida State Department of Transportation, GO, Right of Way Project, FGIC, 5.000% due 7/1/25	1,487,077
	Jacksonville, FL:
3,305,000	Electric Authority, Electric System Revenue, 5.000% due 10/1/28	3,173,296
5,620,000	Health Facilities Authority Revenue, Brooks Health System, 5.250% due 11/1/38	4,332,458
6,500,000	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project, 7.875% due 12/15/25 (a)	5,762,315
1,290,000	Miami Beach, FL, Stormwater Revenue, FGIC, 5.375% due 9/1/30	1,297,598
	Orange County, FL:
4,545,000	Health Facilities Authority Revenue, Hospital-Orlando Regional Healthcare, 5.000% due 11/1/35	3,953,014
8,000,000	School Board, COP, 5.500% due 8/1/34	7,838,720
5,000,000	Orlando, FL, State Sales Tax Payments Revenue, 5.000% due 8/1/32	4,799,900
2,500,000	South Brevard, FL, Recreational Facilities Improvement, Special District, AMBAC, 5.000% due 7/1/20	2,510,000
	Total Florida	40,242,228
Georgia — 4.4%
6,275,000	Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.000% due 7/1/39	5,464,521
2,000,000	LaGrange-Troup County, GA, Hospital Authority Revenue, Anticipation Certificates, GO, 5.500% due 7/1/38	1,806,040
	Main Street Natural Gas Inc., GA, Gas Project Revenue:
4,000,000	5.000% due 3/15/22	2,980,160
12,750,000	5.500% due 9/15/24	9,680,055
5,205,000	5.500% due 9/15/27	3,772,011
	Private Colleges & Universities Authority Revenue, Mercer University Project:
2,180,000	5.750% due 10/1/21 (b)	2,458,059
	Refunding:
2,000,000	5.250% due 10/1/25	1,534,580
1,000,000	5.375% due 10/1/29	739,550
2,000,000	Savannah, GA, EDA, Revenue, College of Arts & Design Inc. Project, 6.900% due 10/1/29 (b)	2,107,600
	Total Georgia	30,542,576
Illinois — 2.7%
4,095,000	Chicago, IL, Refunding GO, FGIC, 5.500% due 1/1/35	4,089,062
2,445,000	Illinois Finance Authority Revenue, Advocate Health Care & Hospitals Corp. Network, 6.250% due 11/1/28	2,489,499

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount	Security	Value
Illinois — 2.7% (continued)
$12,530,000	Illinois Finance Authority, Revenue, Alexian, FSA, 5.500% due 1/1/28	$12,018,651
	Total Illinois	18,597,212
Indiana — 0.7%
5,000,000	Indianapolis, IN, Thermal Energy System, 5.000% due 10/1/25 (d)	5,049,100
Iowa — 0.3%
2,500,000	Iowa Finance Authority Single Family Mortgage Revenue, GNMA/FNMA, 4.900% due 7/1/31 (a)	2,199,150
Kentucky — 2.1%
	Louisville & Jefferson County, KY:
13,000,000	Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	9,731,670
5,000,000	Metropolitan Government Health Facilities Revenue, Jewish Hospital St. Mary’s Healthcare, 6.125% due 2/1/37	4,880,200
	Total Kentucky	14,611,870
Maine — 0.3%
1,770,000	Maine State Housing Authority Mortgage Revenue, 5.300% due 11/15/23	1,777,788
Maryland — 1.2%
	Baltimore, MD, Project Revenue, Refunding, Wastewater Projects, FGIC:
2,500,000	5.125% due 7/1/32	2,461,375
2,000,000	5.200% due 7/1/32	1,989,140
3,075,000	Maryland State Health & Higher EFA Revenue, Johns Hopkins Hospital Issue, 5.000% due 11/15/26 (b)	3,471,798
	Total Maryland	7,922,313
Massachusetts — 2.8%
2,430,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.500% due 7/1/30 (b)(e)	2,576,189
1,125,000	Massachusetts DFA Revenue, Merrimack College Issue, MBIA, 5.200% due 7/1/32	832,241
6,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, 6.125% due 1/1/22 (a)	5,953,560
3,500,000	Massachusetts State DFA Revenue, Boston University, AMBAC, 5.000% due 10/1/39	3,157,980
	Massachusetts State:
1,500,000	HEFA Revenue, Berklee College of Music, 5.000% due 10/1/32	1,366,620
5,000,000	Housing Finance Agency, Revenue, 7.000% due 12/1/38	5,341,000
	Total Massachusetts	19,227,590
Michigan — 2.6%
	Michigan State:
	COP, AMBAC:
2,345,000	5.500% due 6/1/19 (b)(e)	2,469,754
6,000,000	5.500% due 6/1/27 (b)	6,319,200
1,500,000	Hospital Finance Authority Revenue, Refunding, Trinity Health Credit, 5.375% due 12/1/23	1,472,190
3,250,000	Housing Development Authority, Rental Housing Revenue, 5.300% due 10/1/26 (a)	3,053,830
4,000,000	Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.250% due 9/1/39	4,251,280
	Total Michigan	17,566,254
Minnesota — 1.4%
1,500,000	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	1,501,395

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount	Security	Value
Minnesota — 1.4% (continued)
$7,000,000	Minneapolis, MN, Healthcare System Revenue, Allina Health System, 6.000% due 11/15/23 (b)	$8,103,970
250,000	Minnesota State Housing Financing Agency, Single-Family Mortgage, 5.500% due 1/1/17	250,563
	Total Minnesota	9,855,928
Mississippi — 0.6%
4,000,000	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, AMBAC, 5.625% due 7/1/31	3,937,200
Missouri — 1.1%
1,500,000	Greene County, MO, Reorganized School District No. 8, GO, Missouri State Aid Direct Deposit Program, FSA, 5.100% due 3/1/22	1,633,920
1,000,000	Kansas City, MO, Water Revenue, 5.250% due 12/1/32	994,520
5,000,000	Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project, 5.000% due 12/1/32	4,837,650
	Total Missouri	7,466,090
Montana — 0.9%
9,400,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	6,102,950
Nebraska — 0.4%
3,000,000	Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC, 5.000% due 1/1/25	3,013,290
Nevada — 1.6%
12,750,000	Reno, NV, Hospital Revenue, Washoe Medical Centre, FSA, 5.500% due 6/1/33	10,830,870
New Jersey — 8.8%
	New Jersey Health Care Facilities Financing Authority Revenue:
3,875,000	Englewood Hospital, FHA/MBIA, 5.000% due 8/1/23	3,886,857
8,000,000	Robert Wood Johnson University Hospital, 5.700% due 7/1/20	8,027,600
	New Jersey State:
3,125,000	EDA, PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12	3,074,844
10,000,000	Higher Education Assistance Authority, Student Loan Revenue, Student Loan, 6.125% due 6/1/30 (a)(e)	9,408,100
2,395,000	Highway Authority, Garden State Parkway General Revenue, 5.625% due 1/1/30 (b)	2,517,289
7,000,000	Housing & Mortgage Finance Agency Revenue, 6.375% due 10/1/28	7,386,890
24,000,000	Transportation Trust Fund Authority, 5.875% due 12/15/38	24,525,840
1,350,000	South Jersey Port Corp., New Jersey Revenue, Refunding, 5.000% due 1/1/26	1,355,035
	Total New Jersey	60,182,455
New Mexico — 0.8%
395,000	New Mexico Mortgage Financing Authority, Single-Family Mortgage Revenue, 5.625% due 9/1/28 (e)	399,985
5,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services, 6.125% due 8/1/28	5,149,400
	Total New Mexico	5,549,385
New York — 12.8%
	Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters:
13,000,000	5.250% due 10/1/35	10,653,760
9,735,000	5.500% due 10/1/37	8,139,239
31,570,000	Long Island Power Authority, NY, Electric System Revenue, 6.000% due 5/1/33	32,733,670

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount	Security	Value
New York — 12.8% (continued)
	New York City, NY:
$5,100,000	Housing Development Corp. Revenue, Capital Fund Package, New York City Housing Authority, FGIC, 5.000% due 7/1/25	$5,143,656
	Municipal Water Finance Authority, Water & Sewer System Revenue:
6,000,000	5.250% due 6/15/25	6,150,120
10,000,000	5.250% due 6/15/40	10,038,600
	New York State Dormitory Authority Revenue:
5,000,000	State University Educational Facility, FSA, 5.500% due 5/15/30 (b)	5,346,450
1,000,000	Willow Towers Inc. Project, GNMA-Collateralized, 5.250% due 2/1/22	1,013,090
3,000,000	New York State Thruway Authority, Highway & Bridge, Transportation Fund, FGIC, 5.400% due 4/1/17 (b)	3,184,860
5,720,000	Rensselaer County, NY, IDA, Civic Facility Revenue, Rensselaer Polytechnic Institute, 5.000% due 3/1/26	5,674,698
	Total New York	88,078,143
North Carolina — 0.6%
1,615,000	Harnett County, NC, GO, Refunded Custody Receipts, AMBAC, 5.250% due 6/1/24	1,679,293
	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Elizabeth City State University Housing Foundation LLC Project, AMBAC:
1,000,000	5.000% due 6/1/23	1,024,860
1,250,000	5.000% due 6/1/33	1,230,913
	Total North Carolina	3,935,066
North Dakota — 2.1%
14,125,000	North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, 5.625% due 1/1/39	14,206,642
Ohio — 4.4%
1,000,000	Garfield Heights, OH, City School District, School Improvement, FSA, 5.000% due 12/15/22	1,037,330
	Hamilton County, OH:
2,000,000	Hospital Facilities Revenue, Cincinnati Childrens Hospital, FGIC, 5.250% due 5/15/23	1,815,920
5,075,000	Sales Tax Revenue, AMBAC, 5.250% due 12/1/32	4,804,604
7,500,000	Lorain County, OH, Hospital Revenue, Catholic Healthcare Partners, 5.375% due 10/1/30	6,751,275
5,990,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC, 5.375% due 11/15/29	4,709,637
3,025,000	Muskingum County, OH, GO, Refunding & County Facilities Improvement, MBIA, 5.125% due 12/1/19	3,114,722
1,805,000	Ohio State Revenue, Revitalization Project, AMBAC, 5.000% due 4/1/21	1,899,311
1,500,000	Steubenville, OH, Hospital Revenue, 6.375% due 10/1/20 (b)	1,627,635
	Summit County, OH, GO, FGIC:
1,000,000	5.000% due 12/1/21	1,045,120
500,000	5.000% due 12/1/22	518,310
1,500,000	Trumbull County, OH, GO, MBIA, 5.200% due 12/1/20	1,579,545
1,500,000	Warrensville Heights, OH, GO, City School District, School Improvements, FGIC, 5.625% due 12/1/20 (b)(e)	1,624,095
	Total Ohio	30,527,504
Oregon — 0.8%
3,210,000	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	3,329,316
1,680,000	Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program, 5.050% due 7/1/26 (a)	1,568,515

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount	Security	Value
Oregon — 0.8% (continued)
$1,000,000	Umatilla County, OR, Hospital Facility Authority Revenue, Catholic Health Initiatives, 5.000% due 5/1/32	$889,550
	Total Oregon	5,787,381
Pennsylvania — 0.6%
4,200,000	Pennsylvania State, Turnpike Commission Revenue, 5.000% due 6/1/39	4,180,218
South Carolina — 2.2%
	Berkeley County, SC:
10,000,000	PCR, Refunding, SC Generating Co. Project, 4.875% due 10/1/14	10,087,500
2,025,000	Water & Sewer Revenue, FSA, 5.000% due 6/1/23	2,086,094
3,000,000	South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC, 5.000% due 10/1/23	3,087,900
	Total South Carolina	15,261,494
Tennessee — 1.8%
955,000	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	920,763
5,420,000	Memphis-Shelby County, TN, Sports Authority Income Revenue, Memphis Arena Project, AMBAC, 5.125% due 11/1/21 (b)	6,077,663
	Tennessee Energy Acquisition Corp., Gas Revenue:
4,590,000	5.250% due 9/1/22	3,337,205
3,000,000	5.000% due 2/1/27	1,964,970
	Total Tennessee	12,300,601
Texas — 4.8%
5,000,000	Brazos River Authority Texas PCR, TXU Co., 8.250% due 5/1/33 (a)(f)	2,241,850
5,000,000	Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project, 5.950% due 5/15/33 (a)(d)	3,330,900
	Dallas-Fort Worth, TX:
5,000,000	International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	2,172,700
5,000,000	International Airport Revenue, MBIA, 6.000% due 11/1/23 (a)	5,011,350
1,000,000	Harris County, TX, Health Facilities Development Corp., School Health Care System, Revenue, 5.750% due 7/1/27 (c)	1,127,160
	North Texas Tollway Authority Revenue:
5,000,000	5.750% due 1/1/33	4,650,950
15,000,000	5.750% due 1/1/40	14,373,150
	Total Texas	32,908,060
Virginia — 0.5%
3,000,000	Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02, 5.875% due 6/1/17	3,105,090
West Virginia — 0.5%
3,345,000	West Virginia State Housing Development Fund, Housing Finance Revenue, 5.300% due 5/1/24	3,363,030
Wisconsin — 0.3%
	Wisconsin State HEFA Revenue:
1,100,000	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,102,167
1,250,000	Medical College of Wisconsin Inc. Project, MBIA, 5.400% due 12/1/16	1,250,088
	Total Wisconsin	2,352,255
Wyoming — 1.9%
13,890,000	Wyoming CDA, Housing Revenue, 5.600% due 6/1/35 (a)	12,932,146
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $687,485,558)	663,962,878

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 3.3%
California — 0.1%
$900,000	California PCFA, PCR, Pacific Gas & Electric, LOC-Bank One N.A., 0.380%, 3/2/09 (g)	$900,000
Florida — 0.1%
800,000	Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Childrens Hospital Project, MBIA, LOC-Wachovia Bank N.A., 0.630%, 3/4/09 (g)	800,000
Massachusetts — 1.4%
9,300,000	Massachusetts State HEFA Revenue, Northeastern University, LOC-Bank of America N.A., 0.450%, 3/2/09 (g)	9,300,000
Pennsylvania — 0.0%
100,000	Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-Bank of America N.A., 0.500%, 3/2/09 (g)	100,000
Puerto Rico — 0.3%
1,800,000	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, FSA, SPA-Dexia Credit Local, 0.600%, 3/2/09 (g)	1,800,000
Texas — 0.7%
4,900,000	Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, AMBAC, LOC-Wachovia Bank N.A., 0.550%, 3/2/09 (g)	4,900,000
Virginia — 0.7%
1,000,000	Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wachovia Bank N.A., 0.550%, 3/2/09 (g)	1,000,000
4,000,000	Virginia Commonwealth University, VA, AMBAC, LOC-Wachovia Bank N.A., 0.450%, 3/2/09 (g)	4,000,000
	Total Virginia	5,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $22,800,000)	22,800,000
	TOTAL INVESTMENTS — 100.0% (Cost — $710,285,558#)	$686,762,878

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.
(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	AMBAC	-	Ambac Assurance Corporation - Insured Bonds
	CDA	-	Community Development Authority
	COP	-	Certificate of Participation
	DFA	-	Development Finance Agency
	EDA	-	Economic Development Authority
	EFA	-	Educational Facilities Authority
	FGIC	-	Financial Guaranty Insurance Company - Insured Bonds
	FHA	-	Federal Housing Administration

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance - Insured Bonds
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HEFA	-	Health & Educational Facilities Authority
IDA	-	Industrial Development Authority
LOC	-	Letter of Credit
MBIA	-	Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH	-	Multi-Family Housing
PCFA	-	Pollution Control Finance Authority
PCR	-	Pollution Control Revenue
RDA	-	Redevelopment Agency
SPA	-	Standby Bond Purchase Agreement - Insured Bonds
USD	-	Unified School District

Summary of Investments by Industry*

Hospitals	18.5%
Pre-Refunded/Escrowed to Maturity	15.0
Industrial Development	13.4
Housing	10.8
Transportation	10.0
Electric	9.5
Education	7.6
Special Tax	4.1
Water & Sewer	3.6
Local General Obligation	2.8
Leasing	2.7
Resource Recovery	0.9
State General Obligation	0.7
General Obligation	0.3
Utilities	0.1
100.0%

* As a percentage of total investments. Please note that Fund holdings are as of February 28, 2009 and are subject to change.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Ratings Table†

S&P/Moody’s‡

AAA/Aaa	18.1%
AA/ Aa	30.8
A	40.3
BBB/Baa	4.3
BB/Ba	1.0
CCC/Caa	0.6
A-1/VMIG1	3.3
NR	1.6
100.0%

†As a percentage of total investments.

‡ S&P primary rating; then Moody’s.

See pages 10 and 11 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during

Bond Ratings (unaudited)(continued)

both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek as high a level of current income exempt from federal tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	February 28, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$686,762,878	—	$686,762,878	—
Other Financial Instruments*	3,890,698	$3,890,698	—	—
Total	$690,653,576	$3,890,698	$686,762,878	—

* Other financial instruments includes futures contracts.

(b) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures

Notes to Schedule of Investments (unaudited) (continued)

transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At February 28, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,248,101
Gross unrealized depreciation	(47,770,781)
Net unrealized depreciation	$(23,522,680)

At February 28, 2009, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain
Contracts to Sell:
U.S. Treasury 30-Year Bonds	999	6/09	$127,111,104	$123,220,406	$3,890,698

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: April 27, 2009